Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Information [Abstract]
Segment Information

22. Segment Information

The Company has one reportable segment representing its pigment business. The pigment segment primarily produces and markets TiO2 and has production facilities in the United States, Australia, and the Netherlands. The pigment segment also includes heavy minerals production operated through Exxaro. The heavy minerals production is integrated with the Company’s Australian pigment plant, but also has third-party sales of minerals not utilized by its pigment operations. Electrolytic and other chemical products (which do not constitute reportable segments) represent the Company’s other operations which are comprised of electrolytic manufacturing and marketing operations, all of which are located in the United States, and are reported in “Other Activities” when reconciling segmented information. Segment performance is evaluated based on segment operating profit (loss), which represents the results of segment operations before unallocated costs, such as general corporate expenses not identified to a specific segment, environmental provisions related to sites no longer in operation, gains on land sales from properties not used in current operations, income tax expense or benefit and other income (expense).

		Other Activities
	Pigment Segment	Electrolytic	Corporate and Other	Total
Successor: January 1 through March 31, 2012
Net Sales	$402.5	$30.8	$0.3	$433.6
Income (Loss) from operations	141.1	(1.1)	(27.0)	113.0
Interest and debt expense				(7.9)
Other income (expense)				(1.4)
Income (Loss) from Continuing Operations before Income Taxes				$103.7
Total Assets	$1,650.7	$85.5	$166.8	$1,903.0
Depreciation, Depletion and Amortization	19.0	2.0	1.1	22.1
Capital Expenditures	12.1	0.8	7.8	20.7

Successor: February 1 through March 31, 2011
Net Sales	$244.0	$22.9	$0.2	$267.1
Income (Loss) from operations	24.5	0.3	(7.0)	17.8
Interest and debt expense				(5.3)
Other income				1.0
Income from Continuing Operations before Income Taxes				$13.5
Total Assets	$1,238.9	$86.9	$121.5	$1,447.3
Depreciation, Depletion and Amortization	11.1	1.2	0.8	13.1
Capital Expenditures	14.7	1.1	0.5	16.3

Predecessor: January 1 through January 31, 2011
Net Sales	$93.1	$12.1	$2.4	$107.6
Income (Loss) from operations	21.4	0.7	(2.2)	19.9
Interest and debt expense				(2.9)
Other income				1.6
Reorganization income				613.6
Income from Continuing Operations before Income Taxes				632.2
Total Assets	$714.7	$117.5	$258.3	$1,090.5
Depreciation, Depletion and Amortization	3.3	0.6	0.2	4.1
Capital Expenditures	4.2	0.8	0.5	5.5

	Successor		Predecessor
	Three Months Ended March 31,	Two Months Ended March 31,	One Month Ended January 31,
	2012	2011	2011
Net Sales(1)
U.S. operations	$230.1	$137.9	$60.1
International operations
The Netherlands	78.7	46.9	15.1
Australia	124.8	82.3	32.4

Total	$433.6	$267.1	$107.6

Net Property, Plant and Equipment
U.S. operations	$201.2	$196.7	$164.4
International operations
The Netherlands	54.9	58.0	49.0
Australia	302.7	193.3	104.1

Total	$558.8	$448.0	$317.5

(1)	Based on country of production.

24. Reporting by Business Segment and Geographic Locations

The Company has one reportable segment representing its pigment business. The pigment segment primarily produces and markets TiO2 and has production facilities in the United States, Australia, and the Netherlands. The pigment segment also includes heavy minerals production operated through Exxaro. The heavy minerals production is integrated with the Company’s Australian pigment plant, but also has third-party sales of minerals not utilized by its pigment operations. Electrolytic and other chemical products (which do not constitute reportable segments) represent the Company’s other operations which are comprised of electrolytic manufacturing and marketing operations, all of which are located in the United States, and are reported in “Other Activities” when reconciling segmented information. Segment performance is evaluated based on segment operating profit (loss), which represents the results of segment operations before unallocated costs, such as general corporate expenses not identified to a specific segment, environmental provisions related to sites no longer in operation, gains on land sales from properties not used in current operations, income tax expense or benefit and other income (expense).

	Other Activities
	Pigment Segment	Electrolytic	Corporate and Other	Total
	(Millions of dollars)
Successor: February 1 through December 31, 2011
Net Sales	$1,420.4	$116.6	$6.4	$1,543.4
Income (Loss) from Operations	355.1	(0.3)	(53.3)	301.5
Interest and debt expense				(30.0)
Other income (expense)				(9.8)
Reorganization expense				—
Income (Loss) from Continuing Operations before Income Taxes				$261.7
Total Assets	$1,439.6	$79.0	$138.8	$1,657.4
Depreciation, Depletion and Amortization	67.0	7.1	5.0	79.1
Capital Expenditures	116.7	6.5	9.7	132.9
Predecessor: January 1 through January 31, 2011
Net Sales	$93.1	$12.1	$2.4	$107.6
Income (Loss) from Operations	21.4	0.7	(2.2)	19.9
Interest and debt expense				(2.9)
Other income (expense)				1.6
Reorganization income (expense)				613.6
Income (Loss) from Continuing Operations before Income Taxes				632.2
Total Assets	$714.7	$117.5	$258.3	$1,090.5
Depreciation, Depletion and Amortization	3.3	0.6	0.2	4.1
Capital Expenditures	4.2	0.8	0.5	5.5
For the year Ended December 31, 2010
Net Sales	$1,068.2	$128.3	$21.1	$1,217.6
Income (Loss) from Operations	169.7	5.8	34.1	209.6
Interest and debt expense				(49.9)
Other income (expense)				(8.3)
Reorganization expense				(144.8)
Income (Loss) from Continuing Operations before Income Taxes				$6.6
Total Assets	$716.2	$122.9	$258.8	$1,097.9
Depreciation, Depletion and Amortization	39.6	7.1	3.4	50.1
Capital Expenditures	36.6	6.1	2.3	45.0
For the year Ended December 31, 2009
Net Sales	$924.4	$127.1	$18.6	$1,070.1
Income (Loss) from Operations	43.0	18.0	(35.5)	25.5
Interest and debt expense				(35.9)
Other income (expense)				(10.3)
Reorganization expense				(9.5)
Income (Loss) from Continuing Operations before Income Taxes				$(30.2)
Total Assets	$700.5	$99.5	$317.8	$1,117.8
Depreciation, Depletion and Amortization	41.0	7.4	4.7	53.1
Capital Expenditures	19.1	4.7	0.2	24.0

(1)	Pigment segment income (loss) from operations in 2009 includes $4.3 million of severance and special termination benefits associated with the Company’s work force restructuring, $0.4 million related to the impairment of long-lived assets and $13.0 million related to the write off of materials and supplies associated with the closure of the Company’s Savannah, Georgia facility.

	Successor	Predecessor
	Eleven Months Ended December 31,	One Month Ended January 31,	Year Ended December 31,
	2011	2011	2010	2009
	(Millions of dollars)
Net Sales(1)
U.S. operations	$793.4	$60.1	$692.1	$619.8
International operations
The Netherlands	274.7	15.1	209.0	175.4
Australia	475.3	32.4	316.5	274.9

Total	$1,543.4	$107.6	$1,217.6	$1,070.1

Net Property, Plant and Equipment
U.S. operations	$196.7	$164.4	$164.9	$180.8
International operations
The Netherlands	54.3	49.0	45.6	35.1
Australia	303.5	104.1	105.0	97.7

Total	$554.5	$317.5	$315.5	$313.6

(1)	Based on country of production.